SCHEDULE OF PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
Trade receivables	$ 1,279,587	$ 1,632,602
Less: Provision for expected credit losses
Total	1,279,587	1,632,602
Other receivables	11,260	11,260
Trade receivables and other receivables	1,290,847	1,643,862
Prepayments and deposits	5,308,113	4,053,457
Prepayment for project cost		592,501
Total	6,598,960	6,289,820
Less: Prepayments and receivables within twelve months shown under current assets	(3,487,828)	(3,933,688)
Prepayments shown under non-current assets	$ 3,111,132	$ 2,356,132